Financial Risk (Details 7)	Dec. 31, 2020	Dec. 31, 2019
Central [Member] | Brazil
Disclosure of financial assets [line items]
GDP Growth (Var.%)	0.70%	2.00%
ComEx Growth Index (Var.%)	4.00%	4.10%
Central [Member] | Colombia
Disclosure of financial assets [line items]
GDP Growth (Var.%)	1.40%	3.40%
ComEx Growth Index (Var.%)	4.60%	6.60%
Central [Member] | Mexico
Disclosure of financial assets [line items]
GDP Growth (Var.%)	0.20%	1.50%
ComEx Growth Index (Var.%)	3.50%	2.20%
Central [Member] | Chile
Disclosure of financial assets [line items]
GDP Growth (Var.%)	1.50%	2.20%
ComEx Growth Index (Var.%)	6.40%	3.10%
Central [Member] | Ecuador
Disclosure of financial assets [line items]
GDP Growth (Var.%)	(0.20%)	1.30%
ComEx Growth Index (Var.%)	2.70%	4.60%
Central [Member] | Guatemala
Disclosure of financial assets [line items]
GDP Growth (Var.%)	2.50%	3.50%
ComEx Growth Index (Var.%)	4.20%	4.10%
Central [Member] | Panama
Disclosure of financial assets [line items]
GDP Growth (Var.%)	2.50%	4.60%
ComEx Growth Index (Var.%)	4.20%	3.00%
Central [Member] | Peru
Disclosure of financial assets [line items]
GDP Growth (Var.%)	1.40%	3.30%
ComEx Growth Index (Var.%)	5.10%	4.20%
Upside [Member] | Brazil
Disclosure of financial assets [line items]
GDP Growth (Var.%)	1.70%	3.00%
ComEx Growth Index (Var.%)	7.50%	7.60%
Upside [Member] | Colombia
Disclosure of financial assets [line items]
GDP Growth (Var.%)	2.50%	4.50%
ComEx Growth Index (Var.%)	7.60%	9.60%
Upside [Member] | Mexico
Disclosure of financial assets [line items]
GDP Growth (Var.%)	1.20%	2.50%
ComEx Growth Index (Var.%)	7.50%	6.20%
Upside [Member] | Chile
Disclosure of financial assets [line items]
GDP Growth (Var.%)	2.60%	3.30%
ComEx Growth Index (Var.%)	9.90%	6.60%
Upside [Member] | Ecuador
Disclosure of financial assets [line items]
GDP Growth (Var.%)	0.80%	2.30%
ComEx Growth Index (Var.%)	5.70%	7.60%
Upside [Member] | Guatemala
Disclosure of financial assets [line items]
GDP Growth (Var.%)	3.50%	4.50%
ComEx Growth Index (Var.%)	7.20%	7.10%
Upside [Member] | Panama
Disclosure of financial assets [line items]
GDP Growth (Var.%)	3.50%	6.10%
ComEx Growth Index (Var.%)	7.20%	6.00%
Upside [Member] | Peru
Disclosure of financial assets [line items]
GDP Growth (Var.%)	2.40%	4.30%
ComEx Growth Index (Var.%)	8.60%	7.70%
Downside [Member] | Brazil
Disclosure of financial assets [line items]
GDP Growth (Var.%)	(0.70%)	0.60%
ComEx Growth Index (Var.%)	0.00%	0.10%
Downside [Member] | Colombia
Disclosure of financial assets [line items]
GDP Growth (Var.%)	0.10%	2.10%
ComEx Growth Index (Var.%)	1.10%	3.10%
Downside [Member] | Mexico
Disclosure of financial assets [line items]
GDP Growth (Var.%)	(1.00%)	0.30%
ComEx Growth Index (Var.%)	(1.00%)	(2.30%)
Downside [Member] | Chile
Disclosure of financial assets [line items]
GDP Growth (Var.%)	0.30%	1.00%
ComEx Growth Index (Var.%)	2.40%	(0.90%)
Downside [Member] | Ecuador
Disclosure of financial assets [line items]
GDP Growth (Var.%)	(1.70%)	(0.20%)
ComEx Growth Index (Var.%)	(0.80%)	1.10%
Downside [Member] | Guatemala
Disclosure of financial assets [line items]
GDP Growth (Var.%)	1.30%	2.30%
ComEx Growth Index (Var.%)	0.70%	0.60%
Downside [Member] | Panama
Disclosure of financial assets [line items]
GDP Growth (Var.%)	1.30%	3.20%
ComEx Growth Index (Var.%)	0.70%	(0.50%)
Downside [Member] | Peru
Disclosure of financial assets [line items]
GDP Growth (Var.%)	0.20%	2.10%
ComEx Growth Index (Var.%)	1.10%	0.20%